Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregated Revenue
The following table sets forth Sonder’s total revenues for the periods shown disaggregated between direct and indirect channels (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Direct revenue	$33,912	$17,227	$77,968	$40,347
Indirect revenue	33,542	9,244	68,313	46,846
Total revenue	$67,454	$26,471	$146,281	$87,193
The following table sets forth Sonder’s total revenue for the periods shown disaggregated by channel (in thousands):

	Year Ended December 31,
	2020	2019
Direct revenue	$59,340	$46,779
Indirect revenue	56,338	96,131
Total revenue	$115,678	$142,910